Intangible Assets, Net (Details) - Schedule of Amortization Expenses	Mar. 31, 2024 USD ($)
Aggregate Amortization expenses:
For six months ended 3/31/2024	$ 1,631,370
Estimated Amortization Expenses:
For year ended 3/31/2025	6,285,154
For year ended 3/31/2026	6,219,434
For year ended 3/31/2027	5,971,398
For year ended 3/31/2028	5,987,758
For year ended 3/31/2029	$ 4,289,177